Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2016
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)

19.  Accumulated Other Comprehensive Income (Loss)

During the year ended 31 March 2016, there was US$0.3 million reclassifications out of Accumulated other comprehensive income (loss) related to pension and post-retirement adjustments.

(Millions of US dollars)	Pension and Post-Retirement Benefit	Cash Flow Hedges	Foreign Currency Translation	Total
Balance at 31 March 2015	$(0.3)	$0.3	$(0.4)	$(0.4)
Other comprehensive loss before reclassifications	-	-	0.9	0.9
Pension and post-retirement benefit adjustments	0.3	-	-	0.3

Net current-period other comprehensive income	0.3	-	0.9	1.2

Balance at 31 March 2016	$-	$0.3	$0.5	$0.8